Principal Accounting Policies - Basis of Consolidation (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011 Entity
Basis Of Consolidation [Line Items]
Number of consolidated VIEs	2	2
Tech JV [Member]
Basis Of Consolidation [Line Items]
Loan agreements effective date	Sep. 11, 2007
Interest-free loans to shareholders of VIEs	6,000
Loan agreements maturity date	Sep. 11, 2017
Tech JV [Member] | 51net [Member]
Basis Of Consolidation [Line Items]
Ownership interest in subsidiary	50.00%
Tech JV [Member] | Qian Cheng [Member]
Basis Of Consolidation [Line Items]
Ownership interest	50.00%
Qian Cheng [Member]
Basis Of Consolidation [Line Items]
Registered capital	1,500
Retained earnings/ (Accumulated loss)	689
Technical and consulting service agreement expiration date	May 03, 2014
Call option agreement effective date	Aug. 01, 2002
Purchase price for Qian Cheng's equity interest in Tech JV and AdCo under the call option agreement	1,200
Call option agreement expiration date	Jul. 31, 2022
Run An [Member]
Basis Of Consolidation [Line Items]
Registered capital	6,000
Retained earnings/ (Accumulated loss)	(1,317)
Technical and consulting service agreement expiration date	Sep. 11, 2017
Wang Ju [Member] | 51net HR [Member]
Basis Of Consolidation [Line Items]
Ownership interest in subsidiary	70.00%
Wang Ju [Member] | Run An [Member]
Basis Of Consolidation [Line Items]
Ownership interest	30.00%
AdCo [Member] | Qian Cheng [Member]
Basis Of Consolidation [Line Items]
Ownership interest	20.00%
AdCo [Member] | Tech JV [Member]
Basis Of Consolidation [Line Items]
Ownership interest in subsidiary	80.00%